Related Party Transactions	12 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Syncona LLP
The Company has an agreement with Syncona LLP, investor in the Company, pursuant to which the Company is charged for services including director compensation fees. The Company recorded expenses totaling $60,000 $56,000, and $0.2 million for the years ended September 30, 2018, 2017, and 2016, respectively, which are included in general and administrative expenses. As of September 30, 2018 and 2017 there was $13,000 and $3,000 included in accrued expenses on the Company’s balance sheets related to the arrangement with Syncona LLP, respectively.
University College London and Related Entities
Prior to September 30, 2018, UCL is no longer a principal shareholder of the Company and, as a result, the Company no longer considers UCL a related party for reporting purposes.

Prior to September 30, 2018, the Company recorded research and development expenses totaling $0.7 million and $2.4 million, of which $40,000 and $1.5 million represent license fees for the years ended September 30, 2017 and 2016, respectively. The Company, under various agreements, receives research and development, office and consulting services from the University College London and its subsidiaries. The UCL is a shareholder of the Company through UCLB. As of September 30, 2017 and 2016, there was $0.2 million and $43,000, respectively, of which is included in accrued expenses and accounts payable on the Company’s balance sheets related to the arrangement with the University College London.
The Wellcome Trust
The Company has an arrangement with The Wellcome Trust, previously the holding company of Syncona LLP, pursuant to which the Company is billed for certain administrative and consulting services. There were nominal charges for the years ended September 30, 2017 for processing of salaries from The Wellcome Trust. There was no activity for the years ended September 30, 2018. As of September 30, 2018 and 2017, there were no unpaid amounts related to this arrangement that were included in accrued expenses on the Company’s balance sheets.

Arix Bioscience
The Company has an agreement with Arix Bioscience Holdings Limited, investor of the Company, pursuant to which, the Company is charged for director compensation fees. The Company recorded expenses totaling $18,000, $20,000, and $11,000 for the years ended September 30, 2018, 2017, and 2016, respectively. As of September 30, 2018 there was no outstanding balance and ,as of September 30, 2017, there was $2,000 included in accrued expenses on the Company’s balance sheets. There was no outstanding balance as of September 30, 2018.
Kapil Dhingra, M.D.,
The Company entered into a consulting agreement with Dr. Kapil Dhingra, a member of its board of directors, in November 2014, pursuant to which he has agreed to provide up to nine days of healthcare consulting services to the Company. Dr. Dhingra receives an annual fee of £10,000 under the terms of the agreement. Subject to mutual agreement between the Company and Dr. Dhingra, he may provide services to the Company beyond the nine days, in which case the Company has agreed to pay Dr. Dhingra an additional fee of £1,111 per day. As of September 30, 2018 and 2017, there was $46,000 and $32,000 included in accrued expenses on the Company’s balance sheets.